Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2014
Components of Intangible Assets

Intangible assets consist of the following:

	2014
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Life Years
Contract rights	$67,627	$(22,868)	$44,759	14
Covenants not to compete	14,995	(14,952)	43	—
Tradenames	22,918	—	22,918	None (Indefinite Life)

Total	$105,540	$(37,820)	$67,720

	2013
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Life Years
Contract rights	$66,142	$(19,700)	$46,442	14
Covenants not to compete	15,015	(14,625)	390	1
Trade names	22,979	—	22,979	None (Indefinite Life)

Total	$104,136	$(34,325)	$69,811

Estimated Annual Amortization Expense for Intangible Assets	Estimated annual amortization expense for intangibles assets is as follows:

Year ending June 30,
2015	$3,303
2016	3,292
2017	3,283
2018	3,279
2019	3,279

$16,436

Changes in Carrying Amount of Goodwill

The following table represents the changes in the carrying amount of goodwill for the years ended June 30, 2014 and 2013 (see Note 7):

Balance as of June 30, 2012	$142,690

Goodwill related to the finalization of purchase accounting for 2012 acquisitions	(2,983)
Foreign currency effects on Goodwill	(1,395)

Balance as of June 30, 2013	$138,312

Goodwill related to current year acquisitions	3,360
Goodwill reduction related to prior acquisition	(1,826)
Foreign currency effects on Goodwill	(688)

Balance as of June 30, 2014	$139,158